Pro Forma Financial Statements (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 212,242
Cost of revenues	1,499
Gross profit	210,743
Operating expenses
Selling, general and administrative expenses	510,803	420,462	695,148	811,685
Research and development expenses	421,956	248,111	669,668	3,171,665
Stock based compensation	8,550	5,626	28,800	155,400
Total operating expenses	941,309	674,199	1,393,616	4,138,750
Loss from operations	(730,566)	(674,199)	(1,393,616)	(4,138,750)
Other income (expense)
Interest income	189	1,150	93	180
Interest Expense	(129,886)	(106,854)	(155,930)	(103,460)
Rental income	(3,891)	3,066
Investment loss	(66,205)	(38,567)	(549)
Gain/Loss on foreign exchange changes	(3)	7,515
Total other income (expenses)	(200,296)	(133,705)	(2,705,837)	(103,280)
Loss before provision for income tax	(930,862)	(807,904)	(4,099,453)	(4,242,030)
Provision for income tax (benefit)	(57,545)	(94,282)	1,850	830
Net loss attributable to ABVC and subsidiaries	(873,317)	(713,622)	(4,101,303)	(4,242,860)
Foreign currency translation adjustment	(86,786)	64,994
Comprehensive Income (Loss)	$ (878,457)	$ (536,393)
Net loss per share attributable to common stockholders
Basic and diluted	$ (0.05)	$ (0.05)	$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding
Basic and diluted	14,965,665	11,599,911	213,884,105	213,321,921
Pro Forma Adjustment [Member]
Revenues
Cost of revenues
Gross profit
Operating expenses
Selling, general and administrative expenses
Research and development expenses
Stock based compensation
Total operating expenses
Other income (expense)
Interest income
Interest Expense
Rental income
Impairment loss
Investment loss
Gain/Loss on foreign exchange changes
Gain/Loss on investment in equity securities
Other income (expense)
Total other income (expenses)
Loss before provision for income tax
Provision for income tax (benefit)
Net loss
Net loss attributable to noncontrolling interests
Net loss attributable to ABVC and subsidiaries
Foreign currency translation adjustment
Comprehensive Income (Loss)
Net loss per share attributable to common stockholders
Basic and diluted
Weighted average number of common shares outstanding
Basic and diluted
Pro Forma [Member]
Revenues			$ 517,153
Cost of revenues			190,089
Gross profit			327,064
Operating expenses
Selling, general and administrative expenses			2,258,040
Research and development expenses			1,419,638
Stock based compensation			28,800
Total operating expenses			3,706,478
Loss from operations			(3,379,414)
Other income (expense)
Interest income			9,810
Interest Expense			(462,751)
Rental income			11,924
Impairment loss			(63,663)
Investment loss			(396,025)
Gain/Loss on foreign exchange changes			7,307
Gain/Loss on investment in equity securities			(2,741,914)
Other income (expense)			(4,524)
Total other income (expenses)			(3,639,836)
Loss before provision for income tax			(7,019,250)
Provision for income tax (benefit)			(364,297)
Net loss			(6,654,953)
Net loss attributable to noncontrolling interests			489,151
Net loss attributable to ABVC and subsidiaries			(7,144,104)
Foreign currency translation adjustment			86,786
Comprehensive Income (Loss)			$ (7,230,890)
Net loss per share attributable to common stockholders
Basic and diluted			$ (0.03)
Weighted average number of common shares outstanding
Basic and diluted			214,156,988
ABVC [Member]
Revenues
Cost of revenues
Gross profit
Operating expenses
Selling, general and administrative expenses			695,148
Research and development expenses			669,668
Stock based compensation			28,800
Total operating expenses			1,393,616
Loss from operations			(1,393,616)
Other income (expense)
Interest income			93
Interest Expense			(155,930)
Rental income
Impairment loss
Investment loss			(549)
Gain/Loss on foreign exchange changes
Gain/Loss on investment in equity securities			(2,549,451)
Other income (expense)
Total other income (expenses)			(2,705,837)
Loss before provision for income tax			(4,099,453)
Provision for income tax (benefit)			1,850
Net loss			(4,101,303)
Net loss attributable to noncontrolling interests
Net loss attributable to ABVC and subsidiaries			(4,101,303)
Foreign currency translation adjustment
Comprehensive Income (Loss)			$ (4,101,303)
Net loss per share attributable to common stockholders
Basic and diluted			$ (0.02)
Weighted average number of common shares outstanding
Basic and diluted			213,884,105
BioKey [Member]
Revenues			$ 510,197
Cost of revenues			4,809
Gross profit			505,388
Operating expenses
Selling, general and administrative expenses			669,322
Research and development expenses			430,917
Stock based compensation
Total operating expenses			1,100,239
Loss from operations			(594,851)
Other income (expense)
Interest income			4,598
Interest Expense
Rental income
Impairment loss
Investment loss
Gain/Loss on foreign exchange changes
Gain/Loss on investment in equity securities
Other income (expense)			630
Total other income (expenses)			5,228
Loss before provision for income tax			(589,623)
Provision for income tax (benefit)			800
Net loss			(590,423)
Net loss attributable to noncontrolling interests
Net loss attributable to ABVC and subsidiaries			(590,423)
Foreign currency translation adjustment
Comprehensive Income (Loss)			$ (590,423)
Net loss per share attributable to common stockholders
Basic and diluted
Weighted average number of common shares outstanding
Basic and diluted
BioLite [Member]
Revenues			$ 6,956
Cost of revenues			185,280
Gross profit			(178,324)
Operating expenses
Selling, general and administrative expenses			893,570
Research and development expenses			319,053
Stock based compensation
Total operating expenses			1,212,623
Loss from operations			(1,390,947)
Other income (expense)
Interest income			5,119
Interest Expense			(306,821)
Rental income			11,924
Impairment loss			(63,663)
Investment loss			(395,476)
Gain/Loss on foreign exchange changes			7,307
Gain/Loss on investment in equity securities			(192,463)
Other income (expense)			(5,154)
Total other income (expenses)			(939,227)
Loss before provision for income tax			(2,330,174)
Provision for income tax (benefit)			(366,947)
Net loss			(1,963,227)
Net loss attributable to noncontrolling interests			489,151
Net loss attributable to ABVC and subsidiaries			(1,474,067)
Foreign currency translation adjustment			86,786
Comprehensive Income (Loss)			$ (1,560,862)
Net loss per share attributable to common stockholders
Basic and diluted
Weighted average number of common shares outstanding
Basic and diluted